UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2006

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		November 13, 2006











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $30,936 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Akami Tech      Common  00971T101     2,999     60,000    Sole   n/a     none
Amerigon        Common  03070L300        86     10,000    Sole   n/a     none
Biolase Tech    Common  090911108       176     28,222    Sole   n/a     none
Bluebook Intl   Common  09608Q208       122    239,595    Sole   n/a     none
Capital One     Pref    14041L204     1,044     40,000    Sole   n/a     none
Citigroup       Pref    17310G202     1,000     40,000    Sole   n/a     none
Cognizant Tech  Common  192446102     1,260     18,000    Sole   n/a     none
Comcast         Pref    20030N408       875     35,000    Sole   n/a     none
Cutera          Common  232109108       519     19,500    Sole   n/a     none
Deli Solar      Common  24688L102       191    105,000    Sole   n/a     none
Djji Corp       Common  25402R101         6    604,500    Sole   n/a     none
Diamond Offsh.  Common  25271C102     1,592     22,000    Sole   n/a     none
Eagle Test Sys  Common  270006109        17      1,000    Sole   n/a     none
Extra Space Str Common  30225T102        87      5,000    Sole   n/a     none
Flow Int'l      Common  343468104       649     50,000    Sole   n/a     none
Form Factor     Common  346375108       548     13,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     2,564     75,000    Sole   n/a     none
GeoMet          Common  37250U201       705     75,000    Sole   n/a     none
Global Traffic  Common  37947B103       703    150,000    Sole   n/a     none
Hologic         Common  436440101     1,741     40,000    Sole   n/a     none
Home Solutions  Common  437355100       786    143,400    Sole   n/a     none
ICF Int'l       Common  44925C103     1,581    125,000    Sole   n/a     none
Leader Energy   Common  52168A106     1,320    617,300    Sole   n/a     none
Life Cell       Common  531927101     1,160     36,000    Sole   n/a     none
Matrix Service  Common  576853105       196     36,000    Sole   n/a     none
New Century     Pref    6435EV207     1,130     45,000    Sole   n/a     none
NQL Energy      Common  62936W108       119     20,000    Sole   n/a     none
NutraCea        Common  67060N204       970    735,200    Sole   n/a     none
Perma Fix Env.  Common  714157104       420    203,000    Sole   n/a     none
Petro West      Common  71675X102     1,300    165,000    Sole   n/a     none
Points Int'l    Common  730843109       439    769,388    Sole   n/a     none
Protective Life Pref    743674400     1,000     40,000    Sole   n/a     none
T-3 Energy      Common  87306E107       903     45,000    Sole   n/a     none
Trans Ocean     Common  G90078109     1,611     22,000    Sole   n/a     none
US Bancorp      Pref    903300200       500     20,000    Sole   n/a     none
Westiam Corp    Common  956909105       129     52,000    Sole   n/a     none
XO Holdings     Common  98417K106       488    100,000    Sole   n/a     none